Schedule of Investments - September 30, 2019
Hotchkis & Wiley Large Cap Value Fund (Unaudited)
	Shares
COMMON STOCKS - 98.39%	Held	Value
COMMUNICATION SERVICES - 7.95%
Media - 5.77%
CBS Corp.	108,000	$4,359,960
Comcast Corp.	279,200	12,586,336
Discovery, Inc. (a)	448,400	11,039,608
		27,985,904
Wireless Telecommunication Services - 2.18%
Vodafone Group PLC - ADR	529,844	10,549,194
TOTAL COMMUNICATION SERVICES		38,535,098

CONSUMER DISCRETIONARY - 6.48%
Auto Components - 2.70%
Adient PLC (a)	191,891	4,405,817
Magna International, Inc.	162,500	8,666,125
		13,071,942
Automobiles - 3.78%
General Motors Company	393,300	14,740,884
Harley-Davidson, Inc.	99,900	3,593,403
		18,334,287
TOTAL CONSUMER DISCRETIONARY		31,406,229

CONSUMER STAPLES - 2.84%
Beverages - 0.72%
PepsiCo, Inc.	25,500	3,496,050

Food Products - 0.77%
Mondelez International, Inc.	67,100	3,711,972

Personal Products - 1.35%
Unilever PLC - ADR	109,200	6,562,920
TOTAL CONSUMER STAPLES		13,770,942

ENERGY - 11.90%
Energy Equipment & Services - 2.09%
National Oilwell Varco, Inc.	477,800	10,129,360

Oil, Gas & Consumable Fuels - 9.81%
Apache Corp.	332,600	8,514,560
Hess Corp.	152,500	9,223,200
Marathon Oil Corp.	693,100	8,504,337
Marathon Petroleum Corp.	72,393	4,397,875
Murphy Oil Corp.	379,300	8,386,323
Royal Dutch Shell PLC - ADR	145,072	8,537,487
		47,563,782
TOTAL ENERGY		57,693,142

FINANCIALS - 29.93%
Banks - 13.08%
Bank of America Corp.	341,549	9,962,984
Citigroup, Inc.	257,888	17,814,903
Citizens Financial Group, Inc.	308,100	10,897,497
Wells Fargo & Company	490,463	24,738,954
		63,414,338
Capital Markets - 5.68%
The Goldman Sachs Group, Inc.	86,400	17,904,672
State Street Corp.	163,100	9,653,889
		27,558,561
Consumer Finance - 3.50%
Capital One Financial Corp.	114,800	10,444,504
Discover Financial Services	80,900	6,560,181
		17,004,685
Diversified Financial Services - 1.52%
AXA Equitable Holdings, Inc.	332,100	7,359,336

Insurance - 6.15%
American International Group, Inc.	390,200	21,734,140
The Travelers Companies, Inc.	54,300	8,073,867
		29,808,007
TOTAL FINANCIALS		145,144,927

HEALTH CARE - 8.37%
Health Care Equipment & Supplies - 3.65%
Koninklijke Philips NV	49,737	2,294,368
Medtronic PLC	95,100	10,329,762
Zimmer Biomet Holdings, Inc.	36,900	5,065,263
		17,689,393
Health Care Providers & Services - 2.46%
Anthem, Inc.	31,500	7,563,150
UnitedHealth Group, Inc.	20,000	4,346,400
		11,909,550
Pharmaceuticals - 2.26%
GlaxoSmithKline PLC - ADR	167,100	7,131,828
Sanofi - ADR	82,800	3,836,124
		10,967,952
TOTAL HEALTH CARE		40,566,895

INDUSTRIALS - 10.79%
Aerospace & Defense - 0.44%
Embraer SA - ADR	123,000	2,121,750

Building Products - 0.98%
Johnson Controls International PLC	108,319	4,754,121

Industrial Conglomerates - 4.60%
General Electric Company	2,497,600	22,328,544

Machinery - 4.77%
CNH Industrial NV	979,900	9,945,985
Cummins, Inc.	65,400	10,638,618
PACCAR, Inc.	36,100	2,527,361
		23,111,964
TOTAL INDUSTRIALS		52,316,379

INFORMATION TECHNOLOGY - 15.46%
Communications Equipment - 1.27%
Telefonaktiebolaget LM Ericsson - ADR	772,500	6,164,550

Electronic Equipment, Instruments & Components - 2.46%
Corning, Inc.	418,000	11,921,360

Semiconductors & Semiconductor Equipment - 1.02%
Texas Instruments, Inc.	38,400	4,962,816

Software - 7.61%
Microsoft Corp.	151,100	21,007,433
Oracle Corp.	288,300	15,865,149
		36,872,582
Technology Hardware, Storage & Peripherals - 3.10%
Hewlett Packard Enterprise Company	991,900	15,047,123
TOTAL INFORMATION TECHNOLOGY		74,968,431

MATERIALS - 1.54%
Containers & Packaging - 1.54%
International Paper Company	179,200	7,494,144
TOTAL MATERIALS		7,494,144

UTILITIES - 3.13%
Electric Utilities - 3.13%
PPL Corp.	324,200	10,209,058
The Southern Company	80,500	4,972,485
TOTAL UTILITIES		15,181,543

Total common stocks (Cost $501,361,786)		477,077,730
Total long-term investments (Cost $501,361,786)		477,077,730
	Principal
SHORT-TERM INVESTMENTS - 1.54%	Amount
Time Deposits - 1.54%
Citigroup, Inc., 1.25%, 10/01/2019 *	$7,476,908	7,476,908
Total short-term investments (Cost $7,476,908)		7,476,908

Total investments - 99.93% (Cost $508,838,694)		484,554,638

Other assets in excess of liabilities - 0.07%		324,288

Net assets - 100.00%		$484,878,926

(a)	-	Non-income producing security.
ADR	-	American Depositary Receipt
*	-	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2019:

Level 1 --- Quoted prices in an active market:
Common Stocks	$477,077,730
Time Deposits	7,476,908
Level 2 --- Other significant observable market inputs	-
Level 3 --- Significant unobservable inputs	-

Total Investments	$484,554,638

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.